UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington D.C.  20549

				  Form 13F

			   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:  ________________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		New Century Investment Management, Incorporated
Address:	1 Towne Square, Suite 1690
		Southfield, Michigan 48076

Form 13F File Number: 028-13636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey D. Modell, Esq.
Title:		President and Portfolio Manager
Phone:		(248) 262-3140

Signature, Place, and Date of Signing:

/S/ Jeffrey D. Modell		Southfield, Michigan  	January 25, 2010
__________________________	______________________	________________
[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
			manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
			and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
			this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                                                    FORM 13F INFORMATION TABLE

                                                                                                       Voting Authority
                                                                                                       --------------------------
                                                         Value    Shares/     Sh/   Put/ Invstmt Other
Name of Issuer                    Title of clCUSIP       (x$1000) Prn Amt     Prn   Call DscretnManager Sole Shared    None
------------------------------    --------------------   -------- ----------  ---   ---- -------------------------- --------
ABB LTD                           SPONS ADR  000375204         329     21950   SH         Sole                          21950
ABBOT LABS                        COM        002824100         297      5568   SH         Sole                           5568
AETNA INC NEW                     COM        00817Y108         336     11781   SH         Sole                          11781
AFLAC INC                         COM        001055102        1316     28710   SH         Sole                          28710
ALMOST FAMILY INC                 COM        020409108         396      8810   SH         Sole                           8810
AMERICAN PHYSICIANS CAPITAL IN    COM        028884104         315      6546   SH         Sole                           6546
AMERICAN TOWER CORP               CL A       029912201         830     28300   SH         Sole                          28300
AMPHENOL CORP NEW                 CL A       032095101         663     27637   SH         Sole                          27637
APACHE CORP                       COM        037411105         732      9825   SH         Sole                           9825
APOLLO GROUP INC                  CL A       037604105         603      7870   SH         Sole                           7870
APPLE INC                         COM        037833100        1274     14931   SH         Sole                          14931
AT&T CORP                         COM        00206R102         402     14107   SH         Sole                          14107
BAXTER INTL INC                   COM        071813109        1941     36226   SH         Sole                          36226
BECTON DICKINSON & CO             COM        075887109        1434     20965   SH         Sole                          20965
BIG LOTS INC                      COM        089302103        1193     82350   SH         Sole                          82350
BLACKROCK INC                     COM        09247X101         352      2626   SH         Sole                           2626
BRINKS CO			  COM        109696104	       524     19500   SH         Sole                          19500
BRINKS HOME SEC HLDGS INC         COM        109699108         427     19500   SH         Sole                          19500
BUCYRUS INTL INC NEW              COM        118759109         410     22149   SH         Sole                          22149
BUNGE LIMITED                     COM        G16962105         366      7074   SH         Sole                           7074
CHURCH & DWIGHT INC               COM        171340102         985     17554   SH         Sole                          17554
COACH INC                         COM        189754104         895     43110   SH         Sole                          43110
COCA COLA CO                      COM        191216100         972     21482   SH         Sole                          21482
COLGATE PALMOLIVE CO              COM        194162103         829     12100   SH         Sole                          12100
CORNING INC                       COM        219350105        1154    121088   SH         Sole                         121088
COVIDIEN LTD                      COM        G2552X108         258      7113   SH         Sole                           7113
CSX CORP                          COM        126408103        1609     49558   SH         Sole                          49558
DELTA AIRLINES INC DEL            COM NEW    247361702        1907    166378   SH         Sole                         166378
EXELON CORP                       COM        30161N101         964     17333   SH         Sole                          17333
EXXON MOBIL CORP                  COM        30231G102         217      2713   SH         Sole                           2713
F M C CORP                        COM NEW    302491303        1073     23990   SH         Sole                          23990
FAMILY DLR STORES INC             COM        307000109        1149     44058   SH         Sole                          44058
GAMESTOP CORP NEW                 CL A       36467W109         793     36591   SH         Sole                          36591
GENERAL MLS INC                   COM        370334104        1753     28860   SH         Sole                          28860
GENZYME CORP                      COM        372917104         284      4280   SH         Sole                           4280
GILEAD SCIENCES INC               COM        375558103        1582     30928   SH         Sole                          30928
GOLDMAN SACHS GROUP INC           COM        38141G104         345      4085   SH         Sole                           4085
HARRIS CORP DEL                   COM        413875105        1145     30090   SH         Sole                          30090
HEWLETT PACKARD CO                COM        428236103        1877     51720   SH         Sole                          51720
HUDSON CITY BANCORP               COM        443683107        1616    101245   SH         Sole                         101245
INTERNATIONAL BUSINESS MACHS      COM        459200101        1900     22573   SH         Sole                          22573
JOHNSON & JOHNSON                 COM        478160104        2130     35607   SH         Sole                          35607
LABORATORY CORP AMER HLDGS        COM NEW    50540R409         203      3150   SH         Sole                           3150
LOCKHEED MARTIN CORP              COM        539830109        1140     13553   SH         Sole                          13553
MASSEY ENERGY CORP                COM        576206106         308     22356   SH         Sole                          22356
MASTERCARD INC                    CL A       57636Q104        1816     12705   SH         Sole                          12705
MCDONALDS CORP                    COM        580135101        3478     55920   SH         Sole                          55920
MEDCO HEALTH SOLUTIONS INC        COM        58405U102        1757     41929   SH         Sole                          41929
MEMC ELECTR MATLS INC             COM        552715104         691     48379   SH         Sole                          48379
METTLER TOLEDO INTERNATIONAL      COM        592688105         607      9000   SH         Sole                           9000
MICROSOFT CORP                    COM        594918104         837     43061   SH         Sole                          43061
MONSANTO CO NEW                   COM        61166W101        1466     20837   SH         Sole                          20837
MOSAIC CO                         COM        61945A107        1082     31262   SH         Sole                          31262
MURPHY OIL CORP                   COM        626717102        1188     26795   SH         Sole                          26795
NATIONAL OILWELL VARCO INC        COM        637071101        1131     46293   SH         Sole                          46293
NOBLE ENERGY INC                  COM        655044105         527     10704   SH         Sole                          10704
NORTHERN TR CORP                  COM        665859104        1114     21362   SH         Sole                          21362
NUCOR CORP                        COM        670346105         347      7503   SH         Sole                           7503
OCCIDENTAL PETE CORP DEL          COM        674599105        1279     21318   SH         Sole                          21318
OPEN JT STK CO-VIMPEL COMMUN      SPONS ADR  68370R109         136     19013   SH         Sole                          19013
PERRIGO CO                        COM        714290103        2245     69469   SH         Sole                          69469
PETROLEO BRASILEIRO SA - PETRO    SPONS ADR  71654V408         779     31812   SH         Sole                          31812
PHILIP MORRIS INTL INC            COM        718172109        1256     28864   SH         Sole                          28864
PROCTER & GAMBLE CO               COM        742718109        1326     21444   SH         Sole                          21444
QUALCOMM INC                      COM        747525103         625     17437   SH         Sole                          17437
RAYTHEON CO                       COM NEW    755111507        1240     24290   SH         Sole                          24290
SAIC INC                          COM        78390X101        1723     88470   SH         Sole                          88470
SCHLUMBERGER LTD                  COM        806857108         525     12410   SH         Sole                          12410
SCOTTS MIRACLE GRO CO             CL A       810186106         586     19730   SH         Sole                          19730
SHANDA INTERACTIVE ENTMT LTD      SPONS ADR  81941Q203        1381     42681   SH         Sole                          42681
STEEL DYNAMICS INC                COM        858119100         438     39140   SH         Sole                          39140
SUPERIOR ENERGY SVCS INC          COM        868157108         282     17691   SH         Sole                          17691
TEVA PHARMACEUTICAL INDS LTD      ADR        881624209        2107     49501   SH         Sole                          49501
THERMO FISHER SCIENTIFIC INC      COM        883556102        1547     45412   SH         Sole                          45412
TJX COS INC NEW                   COM        872540109         495     24071   SH         Sole                          24071
VARIAN MED SYS INC                COM        92220P105         702     20037   SH         Sole                          20037
WAL MART STORES INC               COM        931142103        1806     32215   SH         Sole                          32215
WELLS FARGO & CO NEW              COM        949746101         204      6911   SH         Sole                           6911
WESTERN DIGITAL CORP              COM        958102105         144     12547   SH         Sole                          12547
WILLIAMS COS INC DEL              COM        969457100         911     62897   SH         Sole                          62897


			   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		 0

Form 13F Information Table Entry Total:  	 80 DATA RECORDS

Form 13F Information Table Value Total:  	 79005 (thousands)

List of Other Included Managers:  NONE